Allowance for Loan Losses (Average Recorded Investment in Impaired Loans and Related Interest Income Recognized) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Average recorded investment in impaired loans and related interest income recognized
Average investment in impaired loans	$ 2,306	$ 3,350	$ 3,143	$ 3,523
Interest income recognized:
Interest income recognized on a cash basis on impaired loans
Commercial [Member]
Average recorded investment in impaired loans and related interest income recognized
Average investment in impaired loans				17
Interest income recognized:
Interest income recognized on a cash basis on impaired loans
Commercial loans secured by real estate [Member]
Average recorded investment in impaired loans and related interest income recognized
Average investment in impaired loans	2,294	3,350	3,131	3,506
Interest income recognized:
Interest income recognized on a cash basis on impaired loans
Consumer [Member]
Average recorded investment in impaired loans and related interest income recognized
Average investment in impaired loans	12		12
Interest income recognized:
Interest income recognized on a cash basis on impaired loans